Transparent Value Trust | Guggenheim RBP Large-Cap Defensive Fund
GUGGENHEIM RBP® LARGE-CAP DEFENSIVE FUND
Fund Investment Objective
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges-Class A Shares” on page 45 of this prospectus and in “How to Purchase Shares” on page 33 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Transparent Value Trust - Guggenheim RBP Large-Cap Defensive Fund	Class A		Class C		Institutional Class	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%		none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	[2]	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none		none		none	none
Redemption Fee (as a percentage of Amount Redeemed)	none		none		none	none
[1]	A 1.00% deferred sales charge will be imposed on purchases of $1,000,000 or more on Fund shares purchased without a front-end sales charge that are redeemed within 12 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Transparent Value Trust - Guggenheim RBP Large-Cap Defensive Fund		Class A	Class C	Institutional Class	Class P
Management Fees (as a percentage of Assets)	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.15%	none	none	none
Component2 Other Expenses		0.41%	0.41%	0.41%	0.41%
Other Expenses (as a percentage of Assets):		0.56%	0.41%	0.41%	0.41%
Expenses (as a percentage of Assets)		1.56%	2.16%	1.16%	1.41%
Fee Waiver or Reimbursement	[2]	0.36%	0.21%	0.21%	0.21%
Net Expenses (as a percentage of Assets)		1.20%	1.95%	0.95%	1.20%
[1]	Management fees have been updated to reflect current fees.
[2]	Guggenheim Partners Investment Management, LLC (“Guggenheim Investments” or the “Investment Manager”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.20%, 1.95%, 0.95% and 1.20% of the Fund’s average daily net assets of the Class A, Class C, Institutional Class and Class P Shares, respectively, until February 1, 2018 (the “Agreement”). This Agreement may be terminated by the Board of Trustees of the Trust (“Board”), for any reason at any time. If, at any point, Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Investment Manager is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund’s Total Annual Fund Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. After one year, the Example does not take into consideration the Investment Manager’s agreement to reduce fees or reimburse expenses.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Transparent Value Trust - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Share Classes	97	348	618	1,390
Guggenheim RBP Large-Cap Defensive Fund | Class A	591	911	1,252	2,214
Guggenheim RBP Large-Cap Defensive Fund | Class C	298	656	1,140	2,476
Guggenheim RBP Large-Cap Defensive Fund | Class P	122	426	751	1,673
Guggenheim RBP Dividend Fund | Class A	592	948	1,327	2,387
Guggenheim RBP Dividend Fund | Class C	299	694	1,216	2,647
Guggenheim RBP Dividend Fund | Institutional Class	98	387	698	1,580
Guggenheim RBP Dividend Fund | Class P	123	465	830	1,857
Guggenheim RBP Large-Cap Market Fund | Class A	592	906	1,241	2,186
Guggenheim RBP Large-Cap Market Fund | Class C	299	651	1,129	2,449
Guggenheim RBP Large-Cap Market Fund | Institutional Class	98	342	606	1,359
Guggenheim RBP Large-Cap Market Fund | Class P	123	420	739	1,643
Guggenheim RBP Large-Cap Value Fund | Class A	591	1,599	2,604	5,109
Guggenheim RBP Large-Cap Value Fund | Class C	298	1,365	2,515	5,321
Guggenheim RBP Large-Cap Value Fund | Institutional Class	97	1,078	2,065	4,558
Guggenheim RBP Large-Cap Value Fund | Class P	122	1,150	2,180	4,757
Guggenheim Directional Allocation Fund | Class A	620	927	1,255	2,180
Guggenheim Directional Allocation Fund | Class C	313	658	1,128	2,428
Guggenheim Directional Allocation Fund | Institutional Class	112	350	606	1,339
Guggenheim Directional Allocation Fund | Class P	137	428	739	1,622
Guggenheim SMID-Cap Directional Allocation Fund | Class A	738	1,127
Guggenheim SMID-Cap Directional Allocation Fund | Class C	333	767
Guggenheim SMID-Cap Directional Allocation Fund | Institutional Class	132	463
Guggenheim SMID-Cap Directional Allocation Fund | Class P	158	540

Expense Example, No Redemption - Transparent Value Trust - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Share Classes	97	348	618	1,390
Guggenheim RBP Large-Cap Defensive Fund | Class A	591	911	1,252	2,214
Guggenheim RBP Large-Cap Defensive Fund | Class C	198	656	1,140	2,476
Guggenheim RBP Large-Cap Defensive Fund | Class P	122	426	751	1,673
Guggenheim RBP Dividend Fund | Class A	592	948	1,327	2,387
Guggenheim RBP Dividend Fund | Class C	199	694	1,216	2,647
Guggenheim RBP Dividend Fund | Institutional Class	98	387	698	1,580
Guggenheim RBP Dividend Fund | Class P	123	465	830	1,857
Guggenheim RBP Large-Cap Market Fund | Class A	592	906	1,241	2,186
Guggenheim RBP Large-Cap Market Fund | Class C	199	651	1,129	2,449
Guggenheim RBP Large-Cap Market Fund | Institutional Class	98	342	606	1,359
Guggenheim RBP Large-Cap Market Fund | Class P	123	420	739	1,643
Guggenheim RBP Large-Cap Value Fund | Class A	591	1,599	2,604	5,109
Guggenheim RBP Large-Cap Value Fund | Class C	198	1,365	2,515	5,321
Guggenheim RBP Large-Cap Value Fund | Institutional Class	97	1,078	2,065	4,558
Guggenheim RBP Large-Cap Value Fund | Class P	122	1,150	2,180	4,757
Guggenheim Directional Allocation Fund | Class A	620	927	1,255	2,180
Guggenheim Directional Allocation Fund | Class C	213	658	1,128	2,428
Guggenheim Directional Allocation Fund | Institutional Class	112	350	606	1,339
Guggenheim Directional Allocation Fund | Class P	137	428	739	1,622
Guggenheim SMID-Cap Directional Allocation Fund | Class A	738	1,127
Guggenheim SMID-Cap Directional Allocation Fund | Class C	233	767
Guggenheim SMID-Cap Directional Allocation Fund | Institutional Class	132	463
Guggenheim SMID-Cap Directional Allocation Fund | Class P	158	540

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

Principal Investment Strategies
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Defensive Index. The Defensive Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts, in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that Transparent Value, LLC has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below). The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Defensive Index focuses on companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that are believed to have below average economic and market sensitivity, below average exposure to market volatility and a high RBP® probability. As of December 31, 2015, the Defensive Index was composed of 100 securities. A description of the Index’s methodology is available directly from Transparent Value, LLC (http://www.rbpinstitute.com).
The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index or the Investment Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, Guggenheim will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Investment Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of December 31, 2015, market capitalizations of companies included in the Defensive Index ranged from approximately $3.2 billion to $325.3 billion.
The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Investment Manager does not invest Fund assets based on its opinion of a security, instrument or company.
The Fund may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.
Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.
Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during such times and temporary investments could reduce the benefit from any upswing in the market.

Principal Risks
As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Common Stock Risk — Since it purchases common stock, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s common stock may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stock is generally subordinated to preferred stocks, bonds and other debt instruments upon the liquidation or bankruptcy of the issuing company.
Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.
Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index.
Index Methodology Risk — There is no assurance that Guggenheim Investments' RPB® methodology will successfully identify companies that exhibit low or high probability scores or the Index will outperform the performance of other indices based on different methodologies.
Non-Correlation Risk — The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.
Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Concentration Risk - The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when the Fund is small.
Derivatives Risk - Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.
REIT Risk - In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares
Interest Rate Risk — Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Performance Information
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class P share (effective May 9, 2016, Class F-1 shares were renamed to Class P shares) performance from year to year and average annual returns for the one and five year and since inception periods, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Best Quarter	3/31/2013	11.09%
Worst Quarter	9/30/2011	(10.51)%

Average For the period ended December 31 , 2015
Average Annual Total Returns - Transparent Value Trust - Guggenheim RBP Large-Cap Defensive Fund	Label		1 Year		5 Years		Since Inception		Inception Date
Dow Jones U.S Large-Cap Total Stock Market Index	Dow Jones U.S. Large-Cap Total Stock Market IndexSM (reflects no deduction for expenses or taxes)	[1]	1.08%	[1]	none	[1]	11.44%	[1]	Apr. 27, 2010
Class A	Return Before Taxes	[2]	(7.40%)	[2]	9.27%	[2]	9.13%	[2]	Apr. 27, 2010
Class C	Return Before Taxes	[2]	(3.16%)	[2]	none	[2]	9.54%	[2]	Apr. 18, 2011
Institutional Class	Return Before Taxes	[3]	(1.34%)	[3]	none	[3]	10.58%	[3]	Feb. 15, 2011
Class P	Return Before Taxes	[1]	(1.54%)	[1]	10.73%	[1]	10.43%	[1]	Apr. 27, 2010
Class P | After Taxes on Distributions	Return After Taxes on Distributions	[1]	(3.96%)	[1]	6.81%	[1]	6.98%	[1]	Apr. 27, 2010
Class P | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.59%	[1]	7.14%	[1]	7.11%	[1]	Apr. 27, 2010
[1]	Since inception of April 27, 2010.
[2]	Since inception of April 18, 2011.
[3]	Since inception of February 15, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class P Shares. After-tax returns for other classes will vary.

Transparent Value Trust | Guggenheim RBP Dividend Fund
GUGGENHEIM RBP® DIVIDEND FUND
Fund Investment Objective
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges-Class A Shares” on page 45 of this prospectus and in “How to Purchase Shares” on page 33 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Transparent Value Trust - Guggenheim RBP Dividend Fund - USD ($)	Class A		Class C		Institutional Class	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%		none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	[2]	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none		none		none	none
Redemption Fee	none		none		none	none
[1]	A 1.00% deferred sales charge will be imposed on purchases of $1,000,000 or more on Fund shares purchased without a front-end sales charge that are redeemed within 12 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Transparent Value Trust - Guggenheim RBP Dividend Fund		Class A	Class C	Institutional Class	Class P
Management Fees (as a percentage of Assets)	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.15%	none	none	none
Component2 Other Expenses		0.01%	0.01%	0.01%	0.01%
Component3 Other Expenses		0.58%	0.58%	0.58%	0.58%
Other Expenses (as a percentage of Assets):		0.74%	0.59%	0.59%	0.59%
Expenses (as a percentage of Assets)		1.74%	2.34%	1.34%	1.59%
Fee Waiver or Reimbursement	[2]	0.53%	0.38%	0.38%	0.38%
Net Expenses (as a percentage of Assets)		1.21%	1.96%	0.96%	1.21%
[1]	Management fees have been updated to reflect current fees.
[2]	Guggenheim Partners Investment Management, LLC (“Guggenheim Investments” or the “Investment Manager”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”) from exceeding exceeding 1.20%, 1.95%, 0.95% and 1.20% of the Fund’s average daily net assets of the Class A, Class C, Institutional Class and Class P Shares, respectively, until February 1, 2018 (the “Agreement”). To the extent Excluded Expenses are incurred (e.g., the estimated interest expense of 0.01%), Net Annual Fund Operating Expenses may be higher than the contractual caps. This Agreement may be terminated by the Board of Trustees of the Trust (“Board”), for any reason at any time. If, at any point, Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Investment Manager is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund’s Total Annual Fund Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place.

Example
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. After one year, the Example does not take into consideration the Investment Manager’s agreement to reduce fees or reimburse expenses.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example - Transparent Value Trust - Guggenheim RBP Dividend Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	592	948	1,327	2,387
Class C	299	694	1,216	2,647
Institutional Class	98	387	698	1,580
Class P	123	465	830	1,857

Expense Example, No Redemption - Transparent Value Trust - Guggenheim RBP Dividend Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	592	948	1,327	2,387
Class C	199	694	1,216	2,647
Institutional Class	98	387	698	1,580
Class P	123	465	830	1,857

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 181% of the average value of its portfolio.

Principal Investment Strategies
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Dividend Index. The Dividend Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts, in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that Transparent Value, LLC has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below). The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Dividend Index focuses on companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that are believed to have the highest indicated dividend yield and the highest RBP® probabilities. As of December 31, 2015, the Dividend Index was composed of 100 securities. A description of the Index’s methodology is available directly from Transparent Value, LLC (http://www.rbpinstitute.com).
The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index or the Investment Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, Guggenheim will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Investment Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of December 31, 2015, market capitalizations of companies included in the Dividend Index ranged from approximately $700 million to $586.9 billion.
The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Investment Manager does not invest Fund assets based on its opinion of a security, instrument or company.
The Fund may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.
Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.
Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during such times and temporary investments could reduce the benefit from any upswing in the market.

Principal Risks
As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Common Stock Risk — Since it purchases common stock, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s common stock may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stock is generally subordinated to preferred stocks, bonds and other debt instruments upon the liquidation or bankruptcy of the issuing company.
Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.
Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index.
Index Methodology Risk — There is no assurance that Guggenheim Investments' RPB® methodology will successfully identify companies that exhibit low or high probability scores or the Index will outperform the performance of other indices based on different methodologies.
Non-Correlation Risk — The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.
Large-Capitalization Securities Risk — The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Mid-Capitalization Securities Risk — The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.
Concentration Risk - The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when the Fund is small.
Derivatives Risk - Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.
REIT Risk - In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Performance Information
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class share performance from year to year and average annual returns for the one and five year and since inception periods, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Best Quarter	3/31/2013	12.42%
Worst Quarter	6/30/2015	(4.89)%

Average Annual Total Returns - Transparent Value Trust - Guggenheim RBP Dividend Fund	Label		1 Year		Since Inception		Inception Date
Dow Jones U.S Large-Cap Total Stock Market Index	Dow Jones U.S. Large-Cap Total Stock Market IndexSM (reflects no deduction for expenses or taxes)	[1]	1.08%	[1]	12.19%	[1]	Feb. 10, 2011
Class A	Return Before Taxes	[2]	(7.69%)	[2]	8.43%	[2]	Apr. 18, 2011
Class C	Return Before Taxes	[2]	(3.57%)	[2]	9.18%	[2]	Apr. 18, 2011
Institutional Class	Return Before Taxes	[1]	(1.64%)	[1]	10.31%	[1]	Feb. 10, 2011
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	[1]	(2.14%)	[1]	7.30%	[1]	Feb. 10, 2011
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.53%)	[1]	7.09%	[1]	Feb. 10, 2011
Class P	Return Before Taxes	[2]	(1.84%)	[2]	10.02%	[2]	Apr. 18, 2011
[1]	Since inception of February 10, 2011.
[2]	Since inception of April 18, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class Shares. After-tax returns for other classes will vary.

Transparent Value Trust | Guggenheim RBP Large-Cap Market Fund
GUGGENHEIM RBP® LARGE-CAP MARKET FUND
Fund Investment Objective
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges-Class A Shares” on page 45 of this prospectus and in “How to Purchase Shares” on page 33 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Transparent Value Trust - Guggenheim RBP Large-Cap Market Fund - USD ($)	Class A		Class C		Institutional Class	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%		none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	[2]	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none		none		none	none
Redemption Fee	none		none		none	none
[1]	A 1.00% deferred sales charge will be imposed on purchases of $1,000,000 or more on Fund shares purchased without a front-end sales charge that are redeemed within 12 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Transparent Value Trust - Guggenheim RBP Large-Cap Market Fund		Class A	Class C	Institutional Class	Class P
Management Fees (as a percentage of Assets)	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.15%	none	none	none
Component2 Other Expenses		0.01%	0.01%	0.01%	0.01%
Component3 Other Expenses		0.37%	0.37%	0.37%	0.37%
Other Expenses (as a percentage of Assets):		0.53%	0.38%	0.38%	0.38%
Expenses (as a percentage of Assets)		1.53%	2.13%	1.13%	1.38%
Fee Waiver or Reimbursement	[2]	0.32%	0.17%	0.17%	0.17%
Net Expenses (as a percentage of Assets)		1.21%	1.96%	0.96%	1.21%
[1]	Management fees have been restated to reflect current fees.
[2]	Guggenheim Partners Investment Management, LLC (“Guggenheim Investments” or the “Investment Manager”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.20%, 1.95%, 0.95% and 1.20% of the Fund’s average daily net assets of the Class A, Class C, Institutional Class and Class P Shares, respectively, until February 1, 2018 (the “Agreement”). To the extent Excluded Expenses are incurred (e.g., the estimated interest expense of 0.01%), Net Annual Fund Operating Expenses may be higher than the contractual caps. This Agreement may be terminated by the Board of Trustees of the Trust (“Board”), for any reason at any time. If, at any point, Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Investment Manager is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund’s Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. After one year, the Example does not take into consideration the Investment Manager’s agreement to reduce fees or reimburse expenses.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Transparent Value Trust - Guggenheim RBP Large-Cap Market Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	592	906	1,241	2,186
Class C	299	651	1,129	2,449
Institutional Class	98	342	606	1,359
Class P	123	420	739	1,643

Expense Example, No Redemption - Transparent Value Trust - Guggenheim RBP Large-Cap Market Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	592	906	1,241	2,186
Class C	199	651	1,129	2,449
Institutional Class	98	342	606	1,359
Class P	123	420	739	1,643

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Principal Investment Strategies
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Market Index. The Market Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts, in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that Transparent Value, LLC has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below). The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Market Index focuses on companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that are believed to have average economic and market sensitivity, average exposure to market volatility and a high RBP® probability. As of December 31, 2015, the Market Index was composed of 100 securities. A description of the Index’s methodology is available directly from Transparent Value, LLC (http://www.rbpinstitute.com).
The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index or the Investment Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, Guggenheim will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Investment Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of December 31, 2015, market capitalizations of companies included in the Market Index ranged from approximately $3.9 billion to $586.9 billion.
The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Investment Manager does not invest Fund assets based on its opinion of a security, instrument or company.
The Fund may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.
Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.
Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during such times and temporary investments could reduce the benefit from any upswing in the market.

Principal Risks
As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Common Stock Risk — Since it purchases common stock, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s common stock may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stock is generally subordinated to preferred stocks, bonds and other debt instruments upon the liquidation or bankruptcy of the issuing company.
Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.
Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index.
Index Methodology Risk — There is no assurance that Guggenheim Investments' RPB® methodology will successfully identify companies that exhibit low or high probability scores or the Index will outperform the performance of other indices based on different methodologies.
Non-Correlation Risk - The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

In the event economic sanctions are imposed by the United States against Russian companies included in the Index, the Fund may not be able to fully replicate the Index by investing in the relevant securities, which may lead to increased tracking error. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses.
Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Concentration Risk - The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when the Fund is small.
Derivatives Risk - Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.
REIT Risk - In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Performance Information
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class P share (effective May 9, 2016, Class F-1 shares were renamed to Class P shares) performance from year to year and average annual returns for the one and five year and since inception periods, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Best Quarter	3/31/2012	13.16%
Worst Quarter	9/30/2011	(16.14)%

Average Annual Total Returns - Transparent Value Trust - Guggenheim RBP Large-Cap Market Fund	Label		1 Year		5 Years		Since Inception		Inception Date
Dow Jones U.S Large-Cap Total Stock Market Index	Dow Jones U.S. Large-Cap Total Stock Market IndexSM (reflects no deduction for expenses or taxes)	[1]	1.08%	[1]	none	[1]	11.44%	[1]	Apr. 27, 2010
Class A	Return Before Taxes	[1]	(4.77%)	[1]	9.85%	[1]	10.17%	[1]	Apr. 27, 2010
Class C	Return Before Taxes	[2]	(0.53%)	[2]	none	[2]	9.58%	[2]	Apr. 18, 2011
Institutional Class	Return Before Taxes	[3]	1.50%	[3]	none	[3]	10.47%	[3]	Feb. 15, 2011
Class P	Return Before Taxes	[1]	1.23%	[1]	11.30%	[1]	11.47%	[1]	Apr. 27, 2010
Class P | After Taxes on Distributions	Return After Taxes on Distributions	[1]	0.43%	[1]	6.55%	[1]	7.27%	[1]	Apr. 27, 2010
Class P | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	1.28%	[1]	6.98%	[1]	7.40%	[1]	Apr. 27, 2010
[1]	Since inception of April 27, 2010.
[2]	Since inception of April 18, 2011.
[3]	Since inception of February 15, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class P Shares. After-tax returns for other classes will vary.

Transparent Value Trust | Guggenheim RBP Large-Cap Value Fund
GUGGENHEIM RBP® LARGE-CAP VALUE FUND
Fund Investment Objective
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges-Class A Shares” on page 45 of this prospectus and in “How to Purchase Shares” on page 33 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Transparent Value Trust - Guggenheim RBP Large-Cap Value Fund	Class A		Class C		Institutional Class	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%		none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	[2]	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none		none		none	none
Redemption Fee (as a percentage of Amount Redeemed)	none		none		none	none
[1]	A 1.00% deferred sales charge will be imposed on purchases of $1,000,000 or more on Fund shares purchased without a front-end sales charge that are redeemed within 12 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Transparent Value Trust - Guggenheim RBP Large-Cap Value Fund		Class A	Class C	Institutional Class	Class P
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.15%	none	none	none
Component2 Other Expenses		3.95%	3.95%	3.95%	3.95%
Other Expenses (as a percentage of Assets):		4.10%	3.95%	3.95%	3.95%
Expenses (as a percentage of Assets)		5.10%	5.70%	4.70%	4.95%
Fee Waiver or Reimbursement	[1]	3.90%	3.75%	3.75%	3.75%
Net Expenses (as a percentage of Assets)		1.20%	1.95%	0.95%	1.20%
[1]	Guggenheim Partners Investment Management, LLC (“Guggenheim Investments” or the “Investment Manager”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”) from exceeding 1.20%, 1.95%, 0.95% and 1.20% of the Fund’s average daily net assets of the Class A, Class C, Institutional Class P and Class P Shares, respectively, until February 1, 2018 (the “Agreement”). This Agreement may be terminated by the Board of Trustees of the Trust (“Board”), for any reason at any time. If, at any point, Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Investment Manager is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund’s Total Annual Fund Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. After one year, the Example does not take into consideration the Investment Manager’s agreement to reduce fees or reimburse expenses.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Transparent Value Trust - Guggenheim RBP Large-Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	591	1,599	2,604	5,109
Class C	298	1,365	2,515	5,321
Institutional Class	97	1,078	2,065	4,558
Class P	122	1,150	2,180	4,757

Expense Example, No Redemption - Transparent Value Trust - Guggenheim RBP Large-Cap Value Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	591	1,599	2,604	5,109
Class C	198	1,365	2,515	5,321
Institutional Class	97	1,078	2,065	4,558
Class P	122	1,150	2,180	4,757

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 165% of the average value of its portfolio.

Principal Investment Strategies
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Value Index. The Value Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts, in the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM that Transparent Value, LLC has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below). The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Value Index focuses on companies in the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM that are believed to have the highest RBP® probabilities. As of December 31, 2015, the Value Index was composed of 100 securities. A description of the Index’s methodology is available directly from Transparent Value, LLC (http://www.rbpinstitute.com).
The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index or the Investment Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, Guggenheim will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Investment Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of December 31, 2015, market capitalizations of companies included in the Value Index ranged from approximately $2.4 billion to $284.2 billion.
The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Investment Manager does not invest Fund assets based on its opinion of a security, instrument or company.
The Fund may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.
Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.
Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during such times and temporary investments could reduce the benefit from any upswing in the market.

Principal Risks
As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Common Stock Risk — Since it purchases common stock, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s common stock may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stock is generally subordinated to preferred stocks, bonds and other debt instruments upon the liquidation or bankruptcy of the issuing company.
Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.
Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index.
Index Methodology Risk — There is no assurance that Guggenheim Investments' RPB® methodology will successfully identify companies that exhibit low or high probability scores or the Index will outperform the performance of other indices based on different methodologies.
Non-Correlation Risk - The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.
Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Concentration Risk - The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when the Fund is small.
Derivatives Risk - Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.
REIT Risk - In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Performance Information
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class share performance from year to year and average annual returns for the one year and since inception periods, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Best Quarter	3/31/2012	13.04%
Worst Quarter	6/30/2012	(5.3)%

Average Annual Total Returns - Transparent Value Trust - Guggenheim RBP Large-Cap Value Fund	Label		1 Year		Since Inception		Inception Date
Dow Jones U.S Large-Cap Total Stock Market Index	Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM (reflects no deduction for expenses or taxes)	[1]	(1.02%)	[1]	11.06%	[1]	Feb. 10, 2011
Class A	Return Before Taxes	[2]	(9.65%)	[2]	9.01%	[2]	Apr. 18, 2011
Class C	Return Before Taxes	[2]	(5.90%)	[2]	9.65%	[2]	Apr. 18, 2011
Institutional Class	Return Before Taxes	[1]	(3.86%)	[1]	10.45%	[1]	Feb. 10, 2011
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	[1]	(5.36%)	[1]	6.65%	[1]	Feb. 10, 2011
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.94%)	[1]	7.17%	[1]	Feb. 10, 2011
Class P	Return Before Taxes	[2]	(4.08%)	[2]	10.49%	[2]	Apr. 18, 2011
[1]	Since inception of February 10, 2011.
[2]	Since inception of April 18, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class Shares. After-tax returns for other classes will vary.

Transparent Value Trust | Guggenheim Directional Allocation Fund
GUGGENHEIM DIRECTIONAL ALLOCATION FUND
Fund Investment Objective
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges-Class A Shares” on page 45 of this prospectus and in “How to Purchase Shares” on page 33 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Transparent Value Trust - Guggenheim Directional Allocation Fund	Class A		Class C		Institutional Class	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%		none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	[2]	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none		none		none	none
Redemption Fee (as a percentage of Amount Redeemed)	none		none		none	none
[1]	A 1.00% deferred sales charge will be imposed on purchases of $1,000,000 or more on Fund shares purchased without a front-end sales charge that are redeemed within 12 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

Annual Fund Operating Expenses - Transparent Value Trust - Guggenheim Directional Allocation Fund	Class A	Class C	Institutional Class	Class P
Management Fees (as a percentage of Assets)	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	0.25%
Component1 Other Expenses	0.15%	none	none	none
Component2 Other Expenses	0.15%	0.15%	0.15%	0.15%
Other Expenses (as a percentage of Assets):	0.30%	0.15%	0.15%	0.15%
Expenses (as a percentage of Assets)	1.50%	2.10%	1.10%	1.35%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Transparent Value Trust - Guggenheim Directional Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	620	927	1,255	2,180
Class C	313	658	1,128	2,428
Institutional Class	112	350	606	1,339
Class P	137	428	739	1,622

Expense Example, No Redemption - Transparent Value Trust - Guggenheim Directional Allocation Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	620	927	1,255	2,180
Class C	213	658	1,128	2,428
Institutional Class	112	350	606	1,339
Class P	137	428	739	1,622

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 208% of the average value of its portfolio.

Principal Investment Strategies
The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Directional Allocation Index. The Index’s objective is to provide consistent long-term, risk adjusted outperformance with the goal of capturing more upside in rising equity markets and limiting the downside — including up to 100% cash allocation — during market downturns. The Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that Transparent Value, LLC has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Guggenheim Directional Series Indexes (the “Directional Series Indexes”) — the Guggenheim RBP® Large-Cap Market IndexSM (with components that have betas close to one), the Guggenheim RBP® Large-Cap Aggressive IndexSM (with components that have betas higher than one) and the Guggenheim RBP® Large-Cap Defensive IndexSM (with components that have betas lower than one) — and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Index’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum. As of December 31, 2015, the Directional Allocation Index was composed of 100 securities. A description of the Index’s methodology is available directly from Transparent Value, LLC (http://www.rbpinstitute.com).
The Fund will invest in securities representing the holdings of the Directional Allocation Index, and cash or cash equivalents to the extent the Index is allocated to cash. The Fund may be invested in any combination of securities and cash or cash equivalents, as defined by the Index methodology weights. In accordance with the Index methodology, the Index may be 100% allocated to cash. In such circumstances, the Fund will also hold 100% of its assets in cash or cash equivalents. The cash equivalents consist of shares of money market mutual funds and short-term exchange-traded funds (“ETFs”), commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. To the extent that the Fund invests in money market mutual funds or short-term ETFs for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ or ETFs’ advisory fees and operational fees.
The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index or the Investment Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, Guggenheim will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced at least quarterly or more frequently when economic conditions signal changes. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Investment Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of December 31, 2015, market capitalizations of companies included in the Directional Index ranged from approximately $3.2 billion to $325.3 billion.
The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Investment Manager does not invest Fund assets based on its opinion of a security, instrument or company.
The Fund may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.
Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.
Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during such times and temporary investments could reduce the benefit from any upswing in the market.

Principal Risks
As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Common Stock Risk — Since it purchases common stock, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s common stock may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stock is generally subordinated to preferred stocks, bonds and other debt instruments upon the liquidation or bankruptcy of the issuing company.
Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Passive Management Risk- Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index.

Index Methodology Risk- There is no assurance that Guggenheim Investments' RPB® methodology will successfully identify companies that exhibit low or high probability scores or the Index will outperform the performance of other indices based on different methodologies.
Non-Correlation Risk - The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.
Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Concentration Risk -  If the Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
Derivatives Risk - Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.
REIT Risk - In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Repurchase Agreements and Reverse Repurchase Agreements Risk — In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.
Cash and Cash Equivalents Risk — When all or a portion of the Fund’s assets are allocated to cash or cash equivalents, the Fund’s potential for gain during a market upswing may be limited and there is a possibility that the cash account will not be able to keep pace with inflation. Cash equivalents include shares in money market funds that invest in short-term, high-quality instruments, the value of which generally are tied to changes in interest rates. Cash equivalents are not guaranteed as to principal or interest, and the Fund could lose money through these investments.

Performance Information
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class share performance from year to year and average annual returns for the one year and since inception periods, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Best Quarter	3/31/2013	13.11%
Worst Quarter	9/30/2015	(7.92)%

Average Annual Total Returns - Transparent Value Trust - Guggenheim Directional Allocation Fund	Label [1]	1 Year [1]	Since Inception [1]	Inception Date
Dow Jones U.S Large-Cap Total Stock Market Index	Dow Jones U.S. Large-Cap Total Stock Market IndexSM (reflects no deduction for expenses or taxes)	1.08%	14.92%	Jun. 18, 2012
Class A	Return Before Taxes	(8.81%)	8.70%	Jun. 18, 2012
Class C	Return Before Taxes	(4.90%)	9.82%	Jun. 18, 2012
Institutional Class	Return Before Taxes	(2.98%)	10.91%	Jun. 18, 2012
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	(2.98%)	9.03%	Jun. 18, 2012
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.69%)	7.73%	Jun. 18, 2012
Class P	Return Before Taxes	(3.16%)	10.65%	Jun. 18, 2012
[1]	Since inception of June 18, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class Shares. After-tax returns for other classes will vary.

Transparent Value Trust | Guggenheim SMID-Cap Directional Allocation Fund
GUGGENHEIM SMID-CAP DIRECTIONAL ALLOCATION FUND
FUND INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim SMID-Cap Directional Allocation IndexSM (the “SMID-Cap Directional Allocation Index” or “Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges-Class A Shares” on page 45 of this prospectus and in “How to Purchase Shares” on page 33 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Transparent Value Trust - Guggenheim SMID-Cap Directional Allocation Fund	Class A		Class C		Institutional Class	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	[2]	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none		none		none	none
Redemption Fee (as a percentage of Amount Redeemed)	none		none		none	none
[1]	A 1.25% deferred sales charge will be imposed on purchases of $1,000,000 or more on Fund shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Transparent Value Trust - Guggenheim SMID-Cap Directional Allocation Fund		Class A	Class C	Institutional Class	Class P
Management Fees (as a percentage of Assets)		1.15%	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.15%	none	none	none
Component2 Other Expenses	[1]	0.39%	0.39%	0.39%	0.39%
Other Expenses (as a percentage of Assets):	[2]	0.54%	0.39%	0.39%	0.39%
Expenses (as a percentage of Assets)		1.94%	2.54%	1.54%	1.79%
Fee Waiver or Reimbursement	[2]	0.24%	0.24%	0.24%	0.24%
Net Expenses (as a percentage of Assets)		1.70%	2.30%	1.30%	1.55%
[1]	Because the Fund is new, Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Guggenheim Partners Investment Management, LLC (“Guggenheim Investments” or the “Investment Manager”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.70%, 2.30%, 1.30% and 1.55% of the Fund’s average daily net assets of the Class A, Class C, Institutional Class and Class P Shares, respectively, until February 1, 2018 (the “Agreement”). This Agreement may be terminated by the Board of Trustees of the Trust (“Board”), for any reason at any time. If, at any point, Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Investment Manager is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund’s Total Annual Fund Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. After one year, the Example does not take into consideration the Investment Manager’s agreement to reduce fees or reimburse expenses.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Transparent Value Trust - Guggenheim SMID-Cap Directional Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	738	1,127
Class C	333	767
Institutional Class	132	463
Class P	158	540

Expense Example, No Redemption - Transparent Value Trust - Guggenheim SMID-Cap Directional Allocation Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	738	1,127
Class C	233	767
Institutional Class	132	463
Class P	158	540

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal Investment Strategies
The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the SMID-Cap Directional Allocation Index. The Index’s objective is to provide consistent long-term, risk adjusted outperformance of the broad U.S. equity markets with the goal of capturing more upside in rising equity markets and limiting the downside —including up to 100% cash allocation- during market downturns. The SMID-Cap Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Small-Cap Total Stock Market IndexSM and Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that Transparent Value, LLC has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Guggenheim Value SMID-Cap Directional Series Indexes (the “SMID-Cap Directional Series Indexes”) — the Guggenheim SMID-Cap Market Index SM (with components that have betas close to one), the Guggenheim SMID-Cap Aggressive Index SM (with components that have betas higher than one) and the Guggenheim SMID-Cap Defensive Index SM (with components that have betas lower than one) — and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Index’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum. As of December 31, 2015, the SMID-Cap Directional Allocation Index was composed of 100 securities. A description of the Index’s methodology is available directly from Transparent Value, LLC (http://www.rbpinstitute.com).
The Fund will invest in securities representing the holdings of the SMID-Cap Directional Allocation Index, and cash or cash equivalents to the extent the Index is allocated to cash. The Fund may be invested in any combination of securities and cash or cash equivalents, as defined by the Index methodology weights. In accordance with the Index methodology, the Index may be 100% allocated to cash. In such circumstances, the Fund will also hold 100% of its assets in cash or cash equivalents. The cash equivalents consist of shares of money market mutual funds and short-term exchange-traded funds (“ETFs”), commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. To the extent that the Fund invests in money market mutual funds or short-term ETFs for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ or ETFs’ advisory fees and operational fees.
The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index. Such circumstances include, but are not limited to: when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as tax diversification requirements that apply to the Fund but not the Index or when the Investment Manager is restricted from purchasing securities of a particular company on behalf of the Fund). In these instances, Guggenheim will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. The Index is rebalanced at least quarterly or more frequently when economic conditions signal changes. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Investment Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of December 31, 2015, market capitalizations of companies included in the SMID-Cap Directional Allocation Index ranged from approximately $500 million to $11.4 billion.
The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Investment Manager does not invest Fund assets based on its opinion of a security, instrument or company.
The Fund may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry to the extent that the Index is so concentrated. The Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.
Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.
Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during such times and temporary investments could reduce the benefit from any upswing in the market.

Principal Risks
As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Common Stock Risk — Since it purchases common stock, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s common stock may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stock is generally subordinated to preferred stocks, bonds and other debt instruments upon the liquidation or bankruptcy of the issuing company.
Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Passive Management Risk- Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index.

Index Methodology Risk- There is no assurance that Guggenheim Investments' RPB® methodology will successfully identify companies that exhibit low or high probability scores or the Index will outperform the performance of other indices based on different methodologies.
Non-Correlation Risk - The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

In the event economic sanctions are imposed by the United States against Russian companies included in the Index, the Fund may not be able to fully replicate the Index by investing in the relevant securities, which may lead to increased tracking error. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses.
Small and Mid-Capitalization Company Risk — The Fund invests primarily in small cap and mid-cap companies. While small cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. Small cap and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies because of their more limited product lines and financial resources. The trading markets for securities of small cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.
Non-Diversification Risk - The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio
Concentration Risk - The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when the Fund is small.
Derivatives Risk - Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.
REIT Risk - In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Liquidity Risk — The Fund is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like, including in response to rebalancings or reconstitutions of the Index. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance and the Fund’s degree of correlation with the return of the Index.
U.S. Government Securities Risk - U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.

Repurchase Agreements and Reverse Repurchase Agreements Risk - In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.
Cash and Cash Equivalents Risk — When all or a portion of the Fund’s assets are allocated to cash or cash equivalents, the Fund’s potential for gain during a market upswing may be limited and there is a possibility that the cash account will not be able to keep pace with inflation. Cash equivalents include shares in money market funds that invest in short-term, high-quality instruments, the value of which generally are tied to changes in interest rates. Cash equivalents are not guaranteed as to principal or interest, and the Fund could lose money through these investments.

Performance Information
The Fund has not commenced operations and, therefore, does not have performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to its Index. Once the Fund commences operations, performance for the Fund will be updated daily, monthly and quarterly and may be obtained online at www.transparentvalue.com or by calling 1-888-727-6885.